Shareholders’ Equity (Details) - Schedule of Activities for the Company’s RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Activities for the Company RSUs [Abstract]
Number of RSUs, Outstanding, beginning of period (in Shares)	5,000,000
Outstanding, beginning of period	$ 2.47
Number of RSUs, Granted (in Shares)		5,000,000
Weighted Average Grant Price Granted		$ 2.47
Number of RSUs, Outstanding, end of period (in Shares)		5,000,000
Weighted Average Grant Price, Outstanding, end of period	$ 2.47	$ 2.47